ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Silver State North Solar Project
ACQUISITIONS AND DISPOSITIONS
Schedule of purchase price allocation

March 22,	2012
(millions of Canadian dollars)
Fair value of net assets acquired:
Accounts receivable and other1	54
Property, plant and equipment	141
195
Purchase price:
Cash	195
1

The Company acquired the right to apply for a $54 million (US$55 million) United States Treasury grant under a program which reimburses eligible applicants for a portion of costs related to installing specified renewable energy property. The grant, which was applied for subsequent to commercial operations, was received in October 2012.

Magic Valley and Wildcat Wind Farms
ACQUISITIONS AND DISPOSITIONS
Schedule of purchase price allocation

December 31,	2014
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	747
Intangible assets	12
Other long-term liabilities	(14)
Noncontrolling interests1	(351)
394
Purchase price:
Cash	394
1	The fair value of the noncontrolling interests was determined using a combination of the implied purchase price for the remaining 20% interest and discounted cash flow models.